Special Units - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Special Units [Abstract]
Distributions percent of net sales proceeds for special units	15.00%
Additional special units distributions, percent of cumulative annual pre-tax return on net capital contributions	7.00%
Redemption price per unit on special units	1.00